Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Afterpay Ltd.(a)	744	$50,518
AGL Energy Ltd.	2,515	22,042
AMP Ltd.	10,985	11,803
Ampol Ltd.	1,027	18,708
APA Group	4,855	35,765
Aristocrat Leisure Ltd.	2,115	42,523
ASX Ltd.	661	36,963
Aurizon Holdings Ltd.	8,218	21,757
AusNet Services	5,906	8,295
Australia & New Zealand Banking Group Ltd.	10,668	140,917
BHP Group Ltd.	10,995	260,824
BHP Group PLC	7,911	152,431
BlueScope Steel Ltd.	1,989	20,477
Brambles Ltd.	5,964	40,165
CIMIC Group Ltd.(a)	379	5,722
Coca-Cola Amatil Ltd.	2,352	20,531
Cochlear Ltd.	225	33,526
Coles Group Ltd.	5,356	66,762
Commonwealth Bank of Australia	6,639	321,788
Computershare Ltd.	1,806	15,409
Crown Resorts Ltd.	1,512	8,792
CSL Ltd.	1,687	340,671
Dexus	3,948	23,871
Evolution Mining Ltd.	5,646	21,966
Fortescue Metals Group Ltd.	6,511	79,422
Goodman Group	6,136	79,286
GPT Group (The)	7,155	20,249
Insurance Australia Group Ltd.	8,122	27,207
James Hardie Industries PLC	1,653	40,141
Lendlease Corp. Ltd.	2,184	18,343
Macquarie Group Ltd.	1,191	106,011
Magellan Financial Group Ltd.	465	17,993
Medibank Pvt Ltd.	10,362	19,429
Mirvac Group	16,260	24,093
National Australia Bank Ltd.	12,157	158,793
Newcrest Mining Ltd.	2,898	59,507
Northern Star Resources Ltd.	2,580	26,905
Oil Search Ltd.	8,674	15,655
Orica Ltd.	1,470	15,753
Origin Energy Ltd.	6,628	18,618
Qantas Airways Ltd.(a)	2,757	8,112
QBE Insurance Group Ltd.	5,013	29,043
Ramsay Health Care Ltd.	672	29,424
REA Group Ltd.	172	14,285
Rio Tinto Ltd.	1,434	93,079
Santos Ltd.	6,398	21,252
Scentre Group	21,606	31,863
Seek Ltd.(a)(b)	1,176	17,764
Sonic Healthcare Ltd.	1,596	39,026
South32 Ltd.	18,202	25,948
Stockland	9,433	25,504
Suncorp Group Ltd.	4,608	26,567
Sydney Airport	4,783	18,306
Tabcorp Holdings Ltd.	7,607	17,575
Telstra Corp. Ltd.	15,992	30,097
TPG Telecom Ltd.(a)	1,806	9,106
Transurban Group	10,569	99,901
Treasury Wine Estates Ltd.	2,621	16,878

Security	Shares	Value

Australia (continued)
Vicinity Centres	12,400	$10,537
Washington H Soul Pattinson & Co. Ltd.	378	6,727
Wesfarmers Ltd.	4,190	135,234
Westpac Banking Corp.	13,441	169,051
WiseTech Global Ltd.	540	10,956
Woodside Petroleum Ltd.	3,570	43,923
Woolworths Group Ltd.	4,668	125,092

		3,504,881

Austria — 0.1%
ANDRITZ AG	296	9,971
Erste Group Bank AG(a)	1,107	22,669
OMV AG	576	13,218
Raiffeisen Bank International AG(a)	504	7,245
Verbund AG	252	14,495
voestalpine AG	450	12,502

		80,100

Belgium — 0.3%
Ageas SA/NV	714	28,735
Anheuser-Busch InBev SA/NV	2,860	148,450
Elia Group SA/NV	116	11,229
Etablissements Franz Colruyt NV	252	14,918
Galapagos NV(a)	168	19,844
Groupe Bruxelles Lambert SA	436	35,693
KBC Group NV	939	46,300
Proximus SADP	564	10,968
Sofina SA	53	13,767
Solvay SA	297	24,114
Telenet Group Holding NV	225	8,649
UCB SA	477	47,062
Umicore SA	747	28,750

		438,479

Canada — 3.4%
Agnico Eagle Mines Ltd.	870	68,818
Air Canada(a)	494	5,457
Algonquin Power & Utilities Corp.	1,961	29,709
Alimentation Couche-Tard Inc., Class B	3,282	100,994
AltaGas Ltd.	798	10,109
Atco Ltd., Class I, NVS	309	8,595
B2Gold Corp.	3,616	23,242
Bank of Montreal	2,438	145,053
Bank of Nova Scotia (The)	4,531	188,091
Barrick Gold Corp.	6,704	179,095
Bausch Health Companies Inc.(a)	1,260	20,742
BCE Inc.	546	21,924
BlackBerry Ltd.(a)	1,806	8,100
Brookfield Asset Management Inc., Class A	5,040	149,648
CAE Inc.	1,050	17,931
Cameco Corp.	1,527	14,499
Canadian Apartment Properties REIT	295	9,476
Canadian Imperial Bank of Commerce	1,680	125,217
Canadian National Railway Co.	2,666	264,630
Canadian Natural Resources Ltd.	4,537	72,137
Canadian Pacific Railway Ltd.	483	144,224
Canadian Tire Corp. Ltd., Class A, NVS	245	27,338
Canadian Utilities Ltd., Class A, NVS	504	11,771
Canopy Growth Corp.(a)(c)	757	14,211
CCL Industries Inc., Class B, NVS	539	20,536
Cenovus Energy Inc.	3,990	13,047
CGI Inc.(a)	947	58,716

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CI Financial Corp.	966	$11,251
Constellation Software Inc.	76	79,719
Cronos Group Inc.(a)(c)	672	3,563
Dollarama Inc.	1,125	38,711
Emera Inc.	924	36,832
Empire Co. Ltd., Class A, NVS	546	14,885
Enbridge Inc.	7,451	205,142
Fairfax Financial Holdings Ltd.	106	27,844
First Capital Real Estate Investment Trust	366	3,245
First Quantum Minerals Ltd.	2,363	27,133
Fortis Inc.	1,726	68,129
Franco-Nevada Corp.	703	95,742
George Weston Ltd.	297	20,811
Gildan Activewear Inc.	756	15,649
Great-West Lifeco Inc.	1,081	22,012
Hydro One Ltd.(d)	1,207	26,351
iA Financial Corp. Inc.	435	15,144
IGM Financial Inc.	210	4,607
Imperial Oil Ltd.	728	9,675
Intact Financial Corp.	504	52,020
Inter Pipeline Ltd.	1,374	12,222
Keyera Corp.	765	10,849
Kinross Gold Corp.	4,326	34,391
Kirkland Lake Gold Ltd.	1,028	46,799
Loblaw Companies Ltd.	637	31,684
Lundin Mining Corp.	2,450	14,792
Magna International Inc.	1,064	54,287
Manulife Financial Corp.	7,412	100,394
Metro Inc.	985	45,913
National Bank of Canada	1,248	59,847
Nutrien Ltd.	2,127	86,398
Onex Corp.	309	13,349
Open Text Corp.	1,146	42,072
Pan American Silver Corp.	732	23,244
Parkland Corp./Canada	556	13,569
Pembina Pipeline Corp.	1,878	39,283
Power Corp. of Canada	2,166	41,213
Quebecor Inc., Class B	504	11,684
Restaurant Brands International Inc.	1,040	53,999
RioCan REIT	546	5,889
Ritchie Bros Auctioneers Inc.	412	24,955
Rogers Communications Inc., Class B, NVS	1,374	55,770
Royal Bank of Canada	5,388	376,455
Saputo Inc.	1,081	26,292
Shaw Communications Inc., Class B, NVS	1,710	28,150
Shopify Inc., Class A(a)	403	371,228
SmartCentres Real Estate Investment Trust	141	2,227
Sun Life Financial Inc.	2,283	90,765
Suncor Energy Inc.	5,812	65,515
TC Energy Corp.	3,545	139,423
Teck Resources Ltd., Class B	1,891	24,833
TELUS Corp.	1,626	27,780
Thomson Reuters Corp.	653	50,728
TMX Group Ltd.	196	19,030
Toronto-Dominion Bank (The)	6,770	298,452
Waste Connections Inc.	966	95,943
Wheaton Precious Metals Corp.	1,806	82,813
WSP Global Inc.	435	27,493
Yamana Gold Inc.	3,319	18,445

		5,099,950

Security	Shares	Value

Denmark — 0.8%
Ambu A/S, Series B(c)	569	$17,249
AP Moller - Maersk A/S, Class A	17	25,082
AP Moller - Maersk A/S, Class B, NVS	23	36,741
Carlsberg AS, Class B	404	51,136
Chr Hansen Holding A/S	379	38,176
Coloplast A/S, Class B	469	68,448
Danske Bank A/S(a)	2,608	34,668
Demant A/S(a)	436	13,732
DSV PANALPINA A/S	798	129,224
Genmab A/S(a)	239	79,611
GN Store Nord A/S	446	32,078
H Lundbeck A/S	252	7,097
Novo Nordisk A/S, Class B	6,447	414,118
Novozymes A/S, Class B	714	42,908
Orsted A/S(d)	729	115,713
Pandora A/S(a)	394	31,205
Tryg A/S	477	13,232
Vestas Wind Systems A/S	719	122,731

		1,273,149

Finland — 0.4%
Elisa OYJ	591	29,079
Fortum OYJ	1,722	32,395
Kone OYJ, Class B	1,208	96,164
Neste OYJ	1,539	80,098
Nokia OYJ(a)	21,212	71,655
Nordea Bank Abp(a)	12,562	94,104
Orion OYJ, Class B	366	15,668
Sampo OYJ, Class A	1,681	63,443
Stora Enso OYJ, Class R	1,989	29,019
UPM-Kymmene OYJ	2,044	57,762
Wartsila OYJ Abp	1,578	12,540

		581,927

France — 3.4%
Accor SA(a)	715	18,206
Aeroports de Paris	114	11,141
Air Liquide SA	1,765	258,023
Airbus SE(a)	2,196	160,106
Alstom SA(a)	770	34,514
Amundi SA(a)(d)	231	15,149
Arkema SA	234	22,918
Atos SE(a)	363	24,778
AXA SA	7,281	117,042
BioMerieux	171	25,456
BNP Paribas SA(a)	4,233	147,209
Bollore SA	3,123	11,190
Bouygues SA	801	26,265
Bureau Veritas SA(a)	966	21,211
Capgemini SE	604	69,752
Carrefour SA	2,100	32,681
Cie. de Saint-Gobain(a)	1,898	74,065
Cie. Generale des Etablissements Michelin SCA	643	69,387
CNP Assurances(a)	672	7,569
Covivio	212	12,619
Credit Agricole SA(a)	4,255	33,615
Danone SA	2,310	127,544
Dassault Aviation SA(a)	10	8,340
Dassault Systemes SE	499	85,184
Edenred	873	40,717
Eiffage SA(a)	284	20,617

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Electricite de France SA	2,232	$25,916
Engie SA(a)	6,568	79,453
EssilorLuxottica SA(a)	1,048	129,645
Eurazeo SE(a)	174	7,913
Eurofins Scientific SE(a)	54	43,012
Faurecia SE(a)	296	11,220
Gecina SA	190	23,593
Getlink SE(a)	1,722	23,148
Hermes International	117	108,894
ICADE	141	7,128
Iliad SA	54	10,442
Ingenico Group SA(a)	32	4,604
Ipsen SA	126	11,470
JCDecaux SA(a)	252	3,889
Kering SA	282	170,321
Klepierre SA	786	9,957
La Francaise des Jeux SAEM(d)	323	12,108
Legrand SA	1,026	75,867
L’Oreal SA(c)	935	302,453
LVMH Moet Hennessy Louis Vuitton SE	1,033	484,083
Natixis SA(a)	3,839	8,926
Orange SA	7,506	84,199
Orpea(a)	180	17,977
Pernod Ricard SA	790	127,360
Peugeot SA(a)	2,186	39,290
Publicis Groupe SA	808	28,048
Remy Cointreau SA	84	14,188
Renault SA(a)	714	17,678
Safran SA(a)	1,205	127,058
Sanofi	4,213	379,694
Sartorius Stedim Biotech	109	41,341
Schneider Electric SE	2,064	250,523
SCOR SE(a)	635	15,430
SEB SA	87	14,147
SES SA	1,428	11,401
Societe Generale SA(a)	2,942	39,890
Sodexo SA	351	22,528
STMicroelectronics NV	2,356	71,766
Suez SA	1,218	22,303
Teleperformance	220	66,040
Thales SA	393	25,581
TOTAL SE	9,284	279,229
Ubisoft Entertainment SA(a)	338	29,820
Unibail-Rodamco-Westfield	511	20,774
Valeo SA(c)	924	27,952
Veolia Environnement SA	2,100	39,114
Vinci SA	1,934	152,786
Vivendi SA	3,163	91,337
Wendel SE	126	10,920
Worldline SA(a)(d)	775	57,438

		5,155,152

Germany — 2.7%
adidas AG(a)	712	211,490
Allianz SE, Registered	1,558	274,149
Aroundtown SA(a)	4,593	22,027
BASF SE	3,447	188,997
Bayer AG, Registered	3,698	173,855
Bayerische Motoren Werke AG	1,218	83,254
Beiersdorf AG	378	39,584
Brenntag AG	576	36,822

Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG, Bearer	126	$16,277
Commerzbank AG(a)	4,116	19,394
Continental AG	397	42,212
Covestro AG(d)	656	31,307
Daimler AG, Registered	3,199	165,450
Delivery Hero SE(a)(d)	484	55,691
Deutsche Bank AG, Registered(a)(c)	7,392	68,032
Deutsche Boerse AG	677	99,640
Deutsche Lufthansa AG, Registered(a)(c)	910	7,814
Deutsche Post AG, Registered	3,571	158,234
Deutsche Telekom AG, Registered	12,474	189,912
Deutsche Wohnen SE	1,336	67,432
E.ON SE	8,358	87,155
Evonik Industries AG	840	20,225
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	168	6,071
Fresenius Medical Care AG & Co. KGaA	852	65,085
Fresenius SE & Co. KGaA	1,542	57,191
GEA Group AG	443	14,743
Hannover Rueck SE	240	34,862
HeidelbergCement AG	547	31,298
Henkel AG & Co. KGaA	408	36,904
HOCHTIEF AG	84	6,184
Infineon Technologies AG	4,664	129,845
KION Group AG	268	20,866
Knorr-Bremse AG	210	24,322
LANXESS AG	336	17,033
LEG Immobilien AG	240	32,435
Merck KGaA	504	74,648
METRO AG	855	8,386
MTU Aero Engines AG	191	32,605
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	541	126,541
Nemetschek SE	201	14,540
Puma SE(a)	336	29,370
RWE AG	2,456	90,947
SAP SE	3,902	415,844
Scout24 AG(d)	374	30,126
Siemens AG, Registered	2,820	330,787
Siemens Healthineers AG(d)	1,003	43,059
Symrise AG	462	56,964
TeamViewer AG(a)(d)	613	26,991
Telefonica Deutschland Holding AG	2,970	7,497
thyssenkrupp AG(a)(c)	1,542	7,355
Uniper SE	801	23,942
United Internet AG, Registered	462	16,199
Volkswagen AG	127	19,764
Vonovia SE	1,871	119,477
Zalando SE(a)(d)	569	53,143

		4,063,977

Hong Kong — 1.1%
AIA Group Ltd.	44,400	418,244
ASM Pacific Technology Ltd.	1,200	12,070
Bank of East Asia Ltd. (The)(c)	4,680	8,425
BeiGene Ltd., ADR(a)	126	37,361
BOC Hong Kong Holdings Ltd.	12,000	33,269
Budweiser Brewing Co. APAC Ltd.(d)	5,000	14,700
CK Asset Holdings Ltd.	9,336	43,220
CK Hutchison Holdings Ltd.	10,336	62,244
CK Infrastructure Holdings Ltd.	2,500	11,767
CLP Holdings Ltd.	6,500	59,763

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

Hong Kong (continued)
Dairy Farm International Holdings Ltd.	1,400		$5,278
Galaxy Entertainment Group Ltd.	8,000		52,715
Hang Lung Properties Ltd.	8,000		19,415
Hang Seng Bank Ltd.	3,000		46,113
Henderson Land Development Co. Ltd.	5,523		19,550
HK Electric Investments & HK Electric Investments Ltd.	7,500		7,631
HKT Trust & HKT Ltd.	16,740		21,630
Hong Kong & China Gas Co. Ltd.	41,875		60,154
Hong Kong Exchanges & Clearing Ltd.	4,400		210,047
Hongkong Land Holdings Ltd.	4,200		15,414
Jardine Matheson Holdings Ltd.	800		35,512
Jardine Strategic Holdings Ltd.	800		17,352
Kerry Properties Ltd.	2,500		6,112
Link REIT	8,400		63,963
Melco Resorts & Entertainment Ltd., ADR	835		13,460
Microport Scientific Corp.	3,000		10,542
MTR Corp. Ltd.	6,000		29,672
New World Development Co. Ltd.	4,583		21,807
PCCW Ltd.	12,000		7,211
Power Assets Holdings Ltd.	5,500		28,263
Sands China Ltd.	8,000		28,008
Sino Land Co. Ltd.(c)	14,000		16,537
SJM Holdings Ltd.	8,000		8,284
Sun Hung Kai Properties Ltd.	5,500		70,320
Swire Pacific Ltd., Class A	2,000		9,104
Swire Properties Ltd.	4,400		11,773
Techtronic Industries Co. Ltd.	5,393		71,908
WH Group Ltd.(d)	39,000		30,627
Wharf Real Estate Investment Co. Ltd.	7,000		26,854
Wynn Macau Ltd.(a)	6,000		8,279

			1,674,598

Ireland — 0.7%
CRH PLC	2,938		103,594
Flutter Entertainment PLC(a)	578		100,689
Kerry Group PLC, Class A	603		72,137
Kingspan Group PLC(a)	576		50,221
Linde PLC	1,990		438,477
Smurfit Kappa Group PLC	798		30,043
STERIS PLC	317		56,169
Trane Technologies PLC	925		122,794

			974,124

Israel — 0.2%
Azrieli Group Ltd.	168		7,935
Bank Hapoalim BM	4,089		23,994
Bank Leumi Le-Israel BM	5,144		24,387
Check Point Software Technologies Ltd.(a)(c)	467		53,033
CyberArk Software Ltd.(a)	126		12,493
Elbit Systems Ltd.	79		8,954
ICL Group Ltd.	2,689		9,804
Isracard Ltd.	0	(e)	1
Israel Discount Bank Ltd., Class A	4,536		12,785
Mizrahi Tefahot Bank Ltd.	477		9,328
Nice Ltd.(a)	240		54,980
Teva Pharmaceutical Industries Ltd., ADR(a)	4,032		35,159
Wix.com Ltd.(a)	197		48,722

			301,575

Italy — 0.6%
Assicurazioni Generali SpA	3,951		52,973
Atlantia SpA(a)	1,848		28,318

Security	Shares	Value

Italy (continued)
CNH Industrial NV(a)	3,654	$28,347
DiaSorin SpA	88	19,323
Enel SpA	30,366	241,731
Eni SpA	9,702	67,933
Ferrari NV	479	85,452
FinecoBank Banca Fineco SpA(a)	1,921	26,293
Infrastrutture Wireless Italiane SpA(d)	903	9,761
Intesa Sanpaolo SpA(a)	61,764	102,134
Leonardo SpA(c)	1,485	7,071
Mediobanca Banca di Credito Finanziario SpA	2,396	16,992
Moncler SpA(a)	672	26,896
Nexi SpA(a)(d)	1,095	16,824
Pirelli & C SpA(a)(d)	1,596	6,656
Poste Italiane SpA(d)	1,974	16,096
Prysmian SpA	779	21,179
Recordati Industria Chimica e Farmaceutica SpA	408	21,144
Snam SpA	8,527	41,618
Telecom Italia SpA/Milano	32,828	11,143
Tenaris SA	1,764	8,367
Terna Rete Elettrica Nazionale SpA	6,106	41,281
UniCredit SpA(a)	8,297	61,864

		959,396

Malta — 0.0%
BGP Holdings PLC(a)(b)	38,252	0	(f)

Netherlands — 1.6%
ABN AMRO Bank NV, CVA(a)(d)	1,705	13,994
Adyen NV(a)(d)	65	109,598
Aegon NV	7,064	19,049
AerCap Holdings NV(a)	425	10,553
Akzo Nobel NV	758	73,020
Altice Europe NV(a)	2,546	12,542
ArcelorMittal SA(a)	2,497	33,891
Argenx SE(a)	167	41,707
ASML Holding NV	1,603	582,583
Davide Campari-Milano NV	2,214	23,118
EXOR NV	393	20,417
Heineken Holding NV	431	33,311
Heineken NV	937	83,170
ING Groep NV(a)	14,658	100,039
Just Eat Takeaway.com NV, New(a)(d)	432	48,067
Koninklijke Ahold Delhaize NV	4,140	113,762
Koninklijke DSM NV	633	101,349
Koninklijke KPN NV	12,602	34,056
Koninklijke Philips NV(a)	3,456	160,526
Koninklijke Vopak NV	282	14,660
NN Group NV	1,149	40,072
NXP Semiconductors NV(c)	1,044	141,065
Prosus NV	1,831	182,955
QIAGEN NV(a)	852	40,462
Randstad NV(a)	450	22,493
Unilever NV	5,521	312,232
Wolters Kluwer NV	1,017	82,428

		2,451,119

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)(c)	2,730	26,414
Auckland International Airport Ltd.(a)	3,711	17,168
Fisher & Paykel Healthcare Corp. Ltd.	2,142	49,548
Mercury NZ Ltd.	2,570	9,087
Meridian Energy Ltd.	5,005	17,532

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Ryman Healthcare Ltd.	1,374	$12,713
Spark New Zealand Ltd.	6,594	19,567

		152,029

Norway — 0.2%
Adevinta ASA(a)	898	13,857
DNB ASA(a)	3,267	43,987
Equinor ASA	3,715	47,123
Gjensidige Forsikring ASA	771	14,623
Mowi ASA	1,658	26,131
Norsk Hydro ASA(a)	5,018	14,032
Orkla ASA	2,803	26,415
Schibsted ASA, Class B(a)	420	15,053
Telenor ASA	2,772	42,687
Yara International ASA	645	22,436

		266,344

Portugal — 0.1%
EDP - Energias de Portugal SA	11,289	55,651
Galp Energia SGPS SA	1,934	15,666
Jeronimo Martins SGPS SA	1,050	16,683

		88,000

Singapore — 0.3%
Ascendas REIT	10,586	22,327
CapitaLand Ltd.	8,400	15,810
CapitaLand Mall Trust	20,201	25,593
City Developments Ltd.	1,800	8,357
DBS Group Holdings Ltd.	6,800	101,340
Genting Singapore Ltd.	21,800	10,297
Jardine Cycle & Carriage Ltd.	310	4,032
Keppel Corp. Ltd.	5,100	16,396
Mapletree Commercial Trust	7,700	9,699
Mapletree Logistics Trust(c)	10,000	14,281
Oversea-Chinese Banking Corp. Ltd.(c)	11,825	72,916
Singapore Airlines Ltd.	5,100	12,661
Singapore Exchange Ltd.	3,400	21,563
Singapore Technologies Engineering Ltd.	5,800	14,824
Singapore Telecommunications Ltd.	30,200	44,896
Suntec REIT	9,900	9,715
United Overseas Bank Ltd.	4,400	61,191
UOL Group Ltd.	2,100	9,566
Venture Corp. Ltd.	1,100	15,515
Wilmar International Ltd.	7,100	21,006
Yangzijiang Shipbuilding Holdings Ltd.	8,400	5,660

		517,645

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	1,029	24,452
Aena SME SA(a)(d)	254	34,203
Amadeus IT Group SA	1,638	78,210
Banco Bilbao Vizcaya Argentaria SA	24,837	71,229
Banco Santander SA(a)	60,253	120,074
Bankinter SA	2,144	8,034
CaixaBank SA	13,231	24,074
Cellnex Telecom SA(d)	1,181	75,828
Enagas SA	959	20,700
Endesa SA	1,149	30,797
Ferrovial SA	1,857	40,180
Grifols SA	1,150	31,065
Iberdrola SA	22,472	265,037
Industria de Diseno Textil SA	4,067	100,386
Mapfre SA	4,131	6,227

Security	Shares	Value

Spain (continued)
Naturgy Energy Group SA	1,134	$21,069
Red Electrica Corp. SA	1,551	27,326
Repsol SA	5,858	36,438
Siemens Gamesa Renewable Energy SA	897	25,422
Telefonica SA	18,191	59,458

		1,100,209

Sweden — 1.0%
Alfa Laval AB(a)(c)	1,011	20,501
Assa Abloy AB, Class B	3,810	81,755
Atlas Copco AB, Class A	2,365	104,392
Atlas Copco AB, Class B	1,470	56,365
Boliden AB	966	26,393
Electrolux AB, Series B	1,061	23,947
Epiroc AB, Class A	2,535	37,878
Epiroc AB, Class B	1,470	21,073
EQT AB	896	17,067
Essity AB, Class B	2,228	64,554
Evolution Gaming Group AB(d)	443	32,897
Hennes & Mauritz AB, Class B(c)	3,024	49,125
Hexagon AB, Class B(a)	999	72,996
Husqvarna AB, Class B	1,932	19,969
ICA Gruppen AB	294	13,915
Industrivarden AB, Class C(a)	547	13,987
Investment AB Latour, Class B	557	13,003
Investor AB, Class B	1,673	100,442
Kinnevik AB, Class B	924	37,905
L E Lundbergforetagen AB, Class B(a)	309	13,907
Lundin Energy AB	828	15,800
Nibe Industrier AB, Class B(a)	1,087	26,207
Sandvik AB(a)	4,074	72,544
Securitas AB, Class B(a)	1,240	17,546
Skandinaviska Enskilda Banken AB, Class A(a)	5,838	50,043
Skanska AB, Class B	1,386	26,050
SKF AB, Class B	1,501	30,724
Svenska Cellulosa AB SCA, Class B(a)	2,113	28,664
Svenska Handelsbanken AB, Class A(a)	5,814	47,107
Swedbank AB, Class A(a)	3,390	53,129
Swedish Match AB	635	47,840
Tele2 AB, Class B	1,639	19,435
Telefonaktiebolaget LM Ericsson, Class B	10,908	121,664
Telia Co. AB	9,774	37,466
Volvo AB, Class B(a)	5,828	113,369

		1,529,659

Switzerland — 3.4%
ABB Ltd., Registered	6,934	168,329
Adecco Group AG, Registered	620	30,440
Alcon Inc.(a)	1,851	105,217
Baloise Holding AG, Registered	182	24,881
Barry Callebaut AG, Registered	10	20,654
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5	39,660
Cie. Financiere Richemont SA, Class A, Registered	2,061	129,297
Clariant AG, Registered	666	11,423
Coca-Cola HBC AG	715	16,225
Credit Suisse Group AG, Registered	9,492	89,312
EMS-Chemie Holding AG, Registered	30	26,382
Geberit AG, Registered	134	76,317
Givaudan SA, Registered	35	142,665
Julius Baer Group Ltd.	840	37,521

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Kuehne + Nagel International AG, Registered	200	$39,954
LafargeHolcim Ltd., Registered	1,973	84,706
Logitech International SA, Registered	573	48,263
Lonza Group AG, Registered	278	168,398
Nestle SA, Registered	11,207	1,260,642
Novartis AG, Registered	8,313	648,406
Partners Group Holding AG	71	64,032
Roche Holding AG, NVS	2,649	851,882
Schindler Holding AG, Participation Certificates, NVS	154	39,401
Schindler Holding AG, Registered	82	21,060
SGS SA, Registered	25	62,490
Siemens Energy AG(a)	1,410	30,878
Sika AG, Registered	504	124,110
Sonova Holding AG, Registered(a)	227	53,868
Straumann Holding AG, Registered	42	43,808
Swatch Group AG (The), Bearer	126	26,663
Swatch Group AG (The), Registered	170	6,944
Swiss Life Holding AG, Registered	126	42,369
Swiss Prime Site AG, Registered	304	25,572
Swiss Re AG	1,080	77,464
Swisscom AG, Registered	98	49,858
Temenos AG, Registered(c)	252	27,065
UBS Group AG, Registered	13,702	159,138
Vifor Pharma AG	183	20,595
Zurich Insurance Group AG	560	185,740

		5,081,629

United Kingdom — 4.3%
3i Group PLC	3,700	45,975
Admiral Group PLC	772	27,450
Amcor PLC	5,628	58,700
Anglo American PLC	4,566	106,930
Antofagasta PLC	1,317	17,531
Aptiv PLC	998	96,297
Ashtead Group PLC	1,658	60,026
Associated British Foods PLC	1,344	29,499
AstraZeneca PLC	4,918	493,838
Auto Trader Group PLC(d)	3,936	29,467
AVEVA Group PLC	244	13,535
Aviva PLC	14,870	49,509
BAE Systems PLC	12,264	62,954
Barclays PLC(a)	62,062	85,510
Barratt Developments PLC(a)	3,627	22,628
Berkeley Group Holdings PLC	505	26,491
BP PLC	74,975	190,589
British American Tobacco PLC	8,654	273,922
British Land Co. PLC (The)	3,627	16,348
BT Group PLC	30,576	40,088
Bunzl PLC	1,302	40,404
Burberry Group PLC	1,542	27,036
Coca-Cola European Partners PLC	882	31,496
Compass Group PLC	6,656	90,796
Croda International PLC	532	41,507
DCC PLC	379	24,620
Diageo PLC	8,649	279,467
Direct Line Insurance Group PLC	5,057	17,230
Evraz PLC	1,512	7,028
Experian PLC	3,477	126,646
Ferguson PLC	891	88,962
Fiat Chrysler Automobiles NV(a)	4,095	50,286
GlaxoSmithKline PLC	18,748	313,147

Security	Shares	Value

United Kingdom (continued)
Glencore PLC(a)	37,350	$75,290
GVC Holdings PLC(a)	2,019	25,223
Halma PLC	1,433	43,876
Hargreaves Lansdown PLC	1,159	20,268
Hikma Pharmaceuticals PLC	762	24,730
HSBC Holdings PLC	76,485	320,964
Imperial Brands PLC	3,570	56,500
Informa PLC(a)	5,945	32,131
InterContinental Hotels Group PLC(a)	645	32,659
Intertek Group PLC	630	45,389
J Sainsbury PLC	5,868	15,296
JD Sports Fashion PLC	1,276	12,229
Johnson Matthey PLC	747	20,757
Kingfisher PLC(a)	8,065	29,939
Land Securities Group PLC	2,858	18,821
Legal & General Group PLC	21,504	51,383
Lloyds Banking Group PLC(a)	248,919	90,199
London Stock Exchange Group PLC	1,176	125,873
M&G PLC	9,963	18,892
Melrose Industries PLC(a)	17,934	27,745
Mondi PLC	1,832	34,655
National Grid PLC	12,938	153,738
Natwest Group PLC(a)	18,386	29,526
Next PLC	477	36,019
Ocado Group PLC(a)	1,680	49,440
Pearson PLC(c)	2,688	17,726
Persimmon PLC	1,149	34,705
Prudential PLC	9,602	117,052
Reckitt Benckiser Group PLC	2,616	230,009
RELX PLC	7,438	146,905
Rentokil Initial PLC(a)	7,037	47,860
Rio Tinto PLC	4,229	238,245
Rolls-Royce Holdings PLC	8,215	7,576
Royal Dutch Shell PLC, Class A	15,346	191,558
Royal Dutch Shell PLC, Class B	13,890	166,846
RSA Insurance Group PLC	3,697	20,249
Sage Group PLC (The)	4,034	33,153
Schroders PLC	450	15,210
Segro PLC	4,318	50,360
Sensata Technologies Holding PLC(a)	630	27,537
Severn Trent PLC	870	27,335
Smith & Nephew PLC	3,276	56,612
Smiths Group PLC	1,485	25,528
Spirax-Sarco Engineering PLC	280	40,838
SSE PLC	4,033	65,444
St. James’s Place PLC	1,959	22,777
Standard Chartered PLC(a)	9,205	41,872
Standard Life Aberdeen PLC	9,900	28,738
Taylor Wimpey PLC(a)	11,397	15,591
Tesco PLC	38,095	101,223
Unilever PLC	4,380	249,414
United Utilities Group PLC	2,481	27,697
Vodafone Group PLC	99,091	131,968
Whitbread PLC(a)	737	20,460
Wm Morrison Supermarkets PLC	8,373	17,636
WPP PLC	4,704	37,503

		6,533,081

United States — 71.6%
3M Co.	2,142	342,634
A O Smith Corp.	546	28,223

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Abbott Laboratories	6,630	$696,879
AbbVie Inc.	6,620	563,362
ABIOMED Inc.(a)	168	42,316
Accenture PLC, Class A	2,368	513,643
Activision Blizzard Inc.	2,859	216,512
Adobe Inc.(a)	1,798	803,886
Advance Auto Parts Inc.	282	41,533
Advanced Micro Devices Inc.(a)	4,377	329,544
AES Corp. (The)	2,688	52,416
Aflac Inc.	2,579	87,557
Agilent Technologies Inc.	1,139	116,281
AGNC Investment Corp.	1,849	25,831
Air Products & Chemicals Inc.	814	224,859
Akamai Technologies Inc.(a)	573	54,504
Albemarle Corp.	397	37,004
Alexandria Real Estate Equities Inc.	472	71,517
Alexion Pharmaceuticals Inc.(a)	840	96,718
Align Technology Inc.(a)	294	125,268
Alleghany Corp.	48	26,253
Allegion PLC	378	37,233
Alliant Energy Corp.	828	45,772
Allstate Corp. (The)	1,184	105,080
Ally Financial Inc.	1,393	37,165
Alnylam Pharmaceuticals Inc.(a)	407	50,049
Alphabet Inc., Class A(a)	1,120	1,810,043
Alphabet Inc., Class C, NVS(a)	1,147	1,859,298
Altice USA Inc., Class A(a)	1,261	33,984
Altria Group Inc.	6,978	251,766
Amazon.com Inc.(a)	1,581	4,800,153
AMERCO	42	14,581
Ameren Corp.	924	74,955
American Electric Power Co. Inc.	1,848	166,191
American Express Co.	2,567	234,213
American Financial Group Inc./OH	306	22,932
American International Group Inc.	3,276	103,161
American Tower Corp.	1,663	381,908
American Water Works Co. Inc.	702	105,658
Ameriprise Financial Inc.	447	71,891
AmerisourceBergen Corp.	618	59,371
AMETEK Inc.	887	87,103
Amgen Inc.	2,204	478,136
Amphenol Corp., Class A	1,111	125,365
Analog Devices Inc.	1,386	164,283
Annaly Capital Management Inc.	5,483	38,874
ANSYS Inc.(a)	322	98,007
Anthem Inc.	943	257,250
Aon PLC, Class A	850	156,408
Apollo Global Management Inc.	604	22,263
Apple Inc.	64,912	7,066,320
Applied Materials Inc.	3,453	204,521
Aramark	926	25,687
Arch Capital Group Ltd.(a)	1,512	45,678
Archer-Daniels-Midland Co.	2,102	97,196
Arista Networks Inc.(a)(c)	210	43,869
Arrow Electronics Inc.(a)	351	27,339
Arthur J Gallagher & Co.	723	74,982
Assurant Inc.	219	27,237
AT&T Inc.	26,608	718,948
Athene Holding Ltd., Class A(a)	546	17,516
Atmos Energy Corp.	420	38,501

Security	Shares	Value

United States (continued)
Autodesk Inc.(a)	813	$191,494
Autoliv Inc.	316	23,953
Automatic Data Processing Inc.	1,628	257,159
AutoZone Inc.(a)	88	99,350
Avalara Inc.(a)	258	38,455
AvalonBay Communities Inc.	511	71,095
Avantor Inc.(a)	1,403	32,648
Avery Dennison Corp.	336	46,499
Axalta Coating Systems Ltd.(a)	866	21,745
Baker Hughes Co.	2,376	35,094
Ball Corp.	1,177	104,753
Bank of America Corp.	29,041	688,272
Bank of New York Mellon Corp. (The)	3,010	103,424
Baxter International Inc.	1,921	149,012
Becton Dickinson and Co.	1,085	250,776
Berkshire Hathaway Inc., Class B(a)	5,180	1,045,842
Best Buy Co. Inc.	899	100,283
Biogen Inc.(a)	611	154,015
BioMarin Pharmaceutical Inc.(a)	660	49,124
Bio-Rad Laboratories Inc., Class A(a)	84	49,259
Black Knight Inc.(a)	564	49,604
BlackRock Inc.(g)	570	341,550
Blackstone Group Inc. (The), Class A	2,496	125,848
Boeing Co. (The)	2,001	288,924
Booking Holdings Inc.(a)	155	251,487
Booz Allen Hamilton Holding Corp.	529	41,526
BorgWarner Inc.	771	26,970
Boston Properties Inc.	514	37,219
Boston Scientific Corp.(a)	5,156	176,696
Bristol-Myers Squibb Co.	8,311	485,778
Broadcom Inc.	1,493	521,998
Broadridge Financial Solutions Inc.	435	59,856
Brown & Brown Inc.	961	41,813
Brown-Forman Corp., Class B, NVS	1,127	78,563
Bunge Ltd.	534	30,294
Burlington Stores Inc.(a)	252	48,782
Cable One Inc.	16	27,710
Cabot Oil & Gas Corp.	1,554	27,646
Cadence Design Systems Inc.(a)	1,065	116,479
Camden Property Trust	336	30,993
Campbell Soup Co.	687	32,062
Capital One Financial Corp.	1,660	121,313
Cardinal Health Inc.	1,092	50,003
Carlyle Group Inc. (The)	524	13,058
CarMax Inc.(a)	596	51,518
Carnival Corp.(c)	1,596	21,881
Carrier Global Corp.	3,069	102,474
Catalent Inc.(a)	544	47,747
Caterpillar Inc.	2,043	320,853
Cboe Global Markets Inc.	442	35,930
CBRE Group Inc., Class A(a)	1,220	61,488
CDK Global Inc.	474	20,429
CDW Corp./DE	533	65,346
Celanese Corp.	468	53,123
Centene Corp.(a)	2,187	129,252
CenterPoint Energy Inc.	1,863	39,365
CenturyLink Inc.	3,774	32,532
Cerner Corp.	1,134	79,482
CF Industries Holdings Inc.	870	24,021
CH Robinson Worldwide Inc.	507	44,834

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Charles Schwab Corp. (The)	5,521	$226,968
Charter Communications Inc., Class A(a)	549	331,497
Cheniere Energy Inc.(a)	798	38,200
Chevron Corp.	7,035	488,932
Chipotle Mexican Grill Inc.(a)	99	118,947
Chubb Ltd.	1,667	216,560
Church & Dwight Co. Inc.	928	82,026
Cigna Corp.	1,383	230,920
Cincinnati Financial Corp.	588	41,595
Cintas Corp.	338	106,318
Cisco Systems Inc.	15,796	567,076
Citigroup Inc.	7,920	328,046
Citizens Financial Group Inc.	1,687	45,971
Citrix Systems Inc.	437	49,499
Clorox Co. (The)	455	94,299
CME Group Inc.	1,354	204,075
CMS Energy Corp.	1,065	67,446
Coca-Cola Co. (The)	15,233	732,098
Cognex Corp.	650	42,835
Cognizant Technology Solutions Corp., Class A	2,062	147,268
Colgate-Palmolive Co.	3,085	243,376
Comcast Corp., Class A	16,981	717,277
Comerica Inc.	603	27,443
Conagra Brands Inc.	1,794	62,951
Concho Resources Inc.	781	32,419
ConocoPhillips	4,101	117,371
Consolidated Edison Inc.	1,248	97,956
Constellation Brands Inc., Class A	630	104,095
Cooper Companies Inc. (The)	183	58,386
Copart Inc.(a)	798	88,067
Corning Inc.	2,990	95,590
Corteva Inc.	2,827	93,234
CoStar Group Inc.(a)	139	114,482
Costco Wholesale Corp.	1,641	586,854
Coupa Software Inc.(a)	232	62,106
Crowdstrike Holdings Inc., Class A(a)	534	66,131
Crown Castle International Corp.	1,554	242,735
Crown Holdings Inc.(a)	527	45,217
CSX Corp.	2,912	229,873
Cummins Inc.	571	125,557
CVS Health Corp.	4,938	276,972
Danaher Corp.	2,340	537,124
Darden Restaurants Inc.	477	43,846
Datadog Inc., Class A(a)	494	44,830
DaVita Inc.(a)	307	26,479
Deere & Co.	1,134	256,182
Dell Technologies Inc., Class C(a)	909	54,776
Delta Air Lines Inc.	551	16,883
DENTSPLY SIRONA Inc.	883	41,669
DexCom Inc.(a)	336	107,379
Diamondback Energy Inc.	603	15,654
Digital Realty Trust Inc.	991	143,001
Discover Financial Services	1,188	77,232
Discovery Inc., Class A(a)(c)	546	11,051
Discovery Inc., Class C, NVS(a)	1,334	24,439
DISH Network Corp., Class A(a)	885	22,559
DocuSign Inc.(a)	621	125,597
Dollar General Corp.	951	198,483
Dollar Tree Inc.(a)	924	83,456
Dominion Energy Inc.	3,171	254,758

Security	Shares	Value

United States (continued)
Domino’s Pizza Inc.	149	$56,370
Dover Corp.	519	57,458
Dow Inc.	2,730	124,188
DR Horton Inc.	1,348	90,060
Dropbox Inc., Class A(a)	1,092	19,940
DTE Energy Co.	736	90,837
Duke Energy Corp.	2,764	254,592
Duke Realty Corp.	1,434	54,478
DuPont de Nemours Inc.	2,827	160,800
Dynatrace Inc.(a)	440	15,536
East West Bancorp. Inc.	549	20,028
Eastman Chemical Co.	505	40,824
Eaton Corp. PLC	1,535	159,318
eBay Inc.	2,982	142,033
Ecolab Inc.	937	172,024
Edison International	1,328	74,421
Edwards Lifesciences Corp.(a)	2,295	164,529
Elanco Animal Health Inc.(a)	1,612	49,988
Electronic Arts Inc.(a)	1,082	129,656
Eli Lilly & Co.	3,216	419,559
Emerson Electric Co.	2,310	149,665
Entergy Corp.	771	78,041
EOG Resources Inc.	2,184	74,780
EPAM Systems Inc.(a)	210	64,879
Equifax Inc.	450	61,470
Equinix Inc.	317	231,803
Equitable Holdings Inc.	1,587	34,105
Equity LifeStyle Properties Inc.	599	35,455
Equity Residential	1,356	63,705
Erie Indemnity Co., Class A, NVS	84	19,561
Essential Utilities Inc.	814	33,537
Essex Property Trust Inc.	253	51,761
Estee Lauder Companies Inc. (The), Class A	842	184,954
Everest Re Group Ltd.	146	28,774
Evergy Inc.	886	48,907
Eversource Energy	1,197	104,462
Exact Sciences Corp.(a)	588	72,812
Exelon Corp.	3,636	145,040
Expedia Group Inc.	526	49,523
Expeditors International of Washington Inc.	645	56,999
Extra Space Storage Inc.	492	57,047
Exxon Mobil Corp.	15,817	515,951
F5 Networks Inc.(a)	222	29,513
Facebook Inc., Class A(a)	8,991	2,365,622
FactSet Research Systems Inc.	149	45,668
Fair Isaac Corp.(a)	101	39,536
Fastenal Co.	2,184	94,414
Federal Realty Investment Trust	267	18,364
FedEx Corp.	940	243,902
Fidelity National Financial Inc.	967	30,257
Fidelity National Information Services Inc.	2,330	290,295
Fifth Third Bancorp.	2,720	63,158
First Republic Bank/CA	630	79,468
FirstEnergy Corp.	1,920	57,062
Fiserv Inc.(a)	2,155	205,738
FleetCor Technologies Inc.(a)	315	69,587
FLIR Systems Inc.	546	18,941
FMC Corp.	508	52,192
Ford Motor Co.	14,379	111,150
Fortinet Inc.(a)	551	60,814

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fortive Corp.	1,147	$70,655
Fortune Brands Home & Security Inc.	475	38,413
Fox Corp., Class A, NVS	1,404	37,234
Fox Corp., Class B(a)	632	16,520
Franklin Resources Inc.	1,164	21,825
Freeport-McMoRan Inc.	5,182	89,856
Garmin Ltd.	511	53,154
Gartner Inc.(a)	344	41,314
General Dynamics Corp.	896	117,672
General Electric Co.	32,638	242,174
General Mills Inc.	2,270	134,202
General Motors Co.	4,749	163,983
Genuine Parts Co.	547	49,465
Gilead Sciences Inc.	4,746	275,980
Global Payments Inc.	1,135	179,035
Globe Life Inc.	350	28,381
GoDaddy Inc., Class A(a)	672	47,537
Goldman Sachs Group Inc. (The)	1,213	229,306
Guidewire Software Inc.(a)(c)	310	29,794
Halliburton Co.	3,276	39,509
Hartford Financial Services Group Inc. (The)	1,344	51,771
Hasbro Inc.	519	42,932
HCA Healthcare Inc.	1,008	124,932
HD Supply Holdings Inc.(a)	588	23,438
Healthpeak Properties Inc.	1,848	49,841
HEICO Corp.	126	13,236
HEICO Corp., Class A	257	24,030
Henry Schein Inc.(a)	561	35,668
Hershey Co. (The)	559	76,840
Hess Corp.	1,050	39,081
Hewlett Packard Enterprise Co.	5,167	44,643
Hilton Worldwide Holdings Inc.	1,063	93,342
Hologic Inc.(a)	1,059	72,880
Home Depot Inc. (The)	4,069	1,085,243
Honeywell International Inc.	2,643	435,963
Hormel Foods Corp.	1,104	53,754
Host Hotels & Resorts Inc.	2,760	28,925
Howmet Aerospace Inc.	1,622	27,980
HP Inc.	5,494	98,672
Humana Inc.	496	198,043
Huntington Bancshares Inc./OH	4,146	43,284
Huntington Ingalls Industries Inc.	168	24,777
IAC/InterActiveCorp.(a)	308	37,182
IDEX Corp.	305	51,969
IDEXX Laboratories Inc.(a)	312	132,544
IHS Markit Ltd.	1,428	115,482
Illinois Tool Works Inc.	1,189	232,901
Illumina Inc.(a)	546	159,814
Incyte Corp.(a)	683	59,175
Ingersoll Rand Inc.(a)	1,363	47,623
Ingredion Inc.	252	17,864
Insulet Corp.(a)	227	50,451
Intel Corp.	15,985	707,816
Intercontinental Exchange Inc.	2,066	195,030
International Business Machines Corp.	3,318	370,488
International Flavors & Fragrances Inc.	320	32,851
International Paper Co.	1,470	64,312
Interpublic Group of Companies Inc. (The)	1,401	25,344
Intuit Inc.	963	303,037
Intuitive Surgical Inc.(a)	439	292,848

Security	Shares	Value

United States (continued)
Invesco Ltd.	1,485	$19,468
Invitation Homes Inc.	1,913	52,148
Ionis Pharmaceuticals Inc.(a)	504	23,663
IPG Photonics Corp.(a)	144	26,778
IQVIA Holdings Inc.(a)	726	111,797
Iron Mountain Inc.	1,043	27,181
Jack Henry & Associates Inc.	299	44,327
Jacobs Engineering Group Inc.	546	51,870
Jazz Pharmaceuticals PLC(a)	198	28,532
JB Hunt Transport Services Inc.	311	37,861
JM Smucker Co. (The)	451	50,602
Johnson & Johnson	9,847	1,350,122
Johnson Controls International PLC	2,792	117,850
Jones Lang LaSalle Inc.	183	20,653
JPMorgan Chase & Co.	11,488	1,126,284
Juniper Networks Inc.	1,359	26,799
Kansas City Southern	369	64,996
Kellogg Co.	968	60,878
Keurig Dr Pepper Inc.	1,226	32,979
KeyCorp.	3,696	47,974
Keysight Technologies Inc.(a)	714	74,877
Kimberly-Clark Corp.	1,302	172,632
Kinder Morgan Inc./DE	7,492	89,155
KKR & Co. Inc.	1,736	59,284
KLA Corp.	590	116,336
Knight-Swift Transportation Holdings Inc.	506	19,223
Kraft Heinz Co. (The)	2,441	74,670
Kroger Co. (The)	2,970	95,664
L3Harris Technologies Inc.	830	133,721
Laboratory Corp. of America Holdings(a)	382	76,312
Lam Research Corp.	549	187,802
Lamb Weston Holdings Inc.	546	34,644
Las Vegas Sands Corp.	1,302	62,574
Lear Corp.	214	25,853
Leidos Holdings Inc.	479	39,757
Lennar Corp., Class A	1,054	74,022
Lennox International Inc.	141	38,304
Liberty Broadband Corp., Class A(a)	94	13,212
Liberty Broadband Corp., Class C, NVS(a)	381	53,992
Liberty Global PLC, Class A(a)	716	13,590
Liberty Global PLC, Class C, NVS(a)	1,484	27,691
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	757	27,350
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	336	11,616
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	714	24,704
Lincoln National Corp.	756	26,536
Live Nation Entertainment Inc.(a)	546	26,645
LKQ Corp.(a)	1,149	36,757
Lockheed Martin Corp.	946	331,223
Loews Corp.	1,080	37,454
Lowe’s Companies Inc.	2,836	448,372
Lululemon Athletica Inc.(a)	422	134,740
LyondellBasell Industries NV, Class A	993	67,971
M&T Bank Corp.	465	48,165
Marathon Petroleum Corp.	2,450	72,275
Markel Corp.(a)	51	47,573
MarketAxess Holdings Inc.	142	76,517
Marriott International Inc./MD, Class A	1,034	96,038
Marsh & McLennan Companies Inc.	1,898	196,367
Martin Marietta Materials Inc.	230	61,260
Marvell Technology Group Ltd.	2,394	89,799

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Masco Corp.	981	$52,582
Masimo Corp.(a)	179	40,064
Mastercard Inc., Class A	3,344	965,212
Match Group Inc.(a)	886	103,467
Maxim Integrated Products Inc.	1,008	70,207
McCormick & Co. Inc./MD, NVS	477	86,103
McDonald’s Corp.	2,799	596,187
McKesson Corp.	598	88,199
Medical Properties Trust Inc.	1,924	34,286
Medtronic PLC	4,996	502,448
MercadoLibre Inc.(a)	168	203,960
Merck & Co. Inc.	9,479	712,916
MetLife Inc.	2,836	107,343
Mettler-Toledo International Inc.(a)	92	91,808
MGM Resorts International	1,644	33,817
Microchip Technology Inc.	886	93,101
Micron Technology Inc.(a)	4,135	208,156
Microsoft Corp.	27,006	5,467,905
Mid-America Apartment Communities Inc.	435	50,734
Moderna Inc.(a)	949	64,029
Mohawk Industries Inc.(a)	210	21,670
Molina Healthcare Inc.(a)	207	38,599
Molson Coors Beverage Co., Class B	729	25,705
Mondelez International Inc., Class A	5,355	284,458
MongoDB Inc.(a)	178	40,668
Monster Beverage Corp.(a)	1,527	116,922
Moody’s Corp.	630	165,627
Morgan Stanley	5,321	256,206
Mosaic Co. (The)	1,470	27,195
Motorola Solutions Inc.	617	97,523
MSCI Inc.	307	107,401
Mylan NV(a)	1,965	28,571
Nasdaq Inc.	411	49,727
National Oilwell Varco Inc.	1,233	10,357
National Retail Properties Inc.	588	18,822
NetApp Inc.	773	33,927
Netflix Inc.(a)	1,636	778,311
Neurocrine Biosciences Inc.(a)	328	32,364
Newell Brands Inc.	1,462	25,819
Newmont Corp.	3,033	190,594
News Corp., Class A, NVS	1,416	18,592
NextEra Energy Inc.	7,256	531,212
Nielsen Holdings PLC	1,353	18,279
Nike Inc., Class B	4,643	557,531
NiSource Inc.	1,402	32,204
Nordson Corp.	191	36,945
Norfolk Southern Corp.	975	203,892
Northern Trust Corp.	771	60,346
Northrop Grumman Corp.	607	175,921
NortonLifeLock Inc.	1,994	41,017
NRG Energy Inc.	943	29,818
Nucor Corp.	1,169	55,831
NVIDIA Corp.	2,293	1,149,618
NVR Inc.(a)	11	43,484
O’Reilly Automotive Inc.(a)	281	122,685
Occidental Petroleum Corp.	3,151	28,769
OGE Energy Corp.	744	22,893
Okta Inc.(a)	427	89,597
Old Dominion Freight Line Inc.	354	67,391
Omega Healthcare Investors Inc.	824	23,739

Security	Shares	Value

United States (continued)
Omnicom Group Inc.	841	$39,695
ON Semiconductor Corp.(a)	1,638	41,097
ONEOK Inc.	1,545	44,805
Oracle Corp.	7,675	430,644
Otis Worldwide Corp.	1,532	93,881
Owens Corning	420	27,497
PACCAR Inc.	1,302	111,165
Packaging Corp. of America	324	37,095
Palo Alto Networks Inc.(a)	358	79,186
Parker-Hannifin Corp.	462	96,262
Paychex Inc.	1,220	100,345
Paycom Software Inc.(a)	193	70,269
PayPal Holdings Inc.(a)	4,177	777,465
Peloton Interactive Inc., Class A(a)	733	80,784
Pentair PLC	632	31,448
People’s United Financial Inc.	1,830	19,526
PepsiCo Inc.	5,193	692,175
PerkinElmer Inc.	389	50,395
Perrigo Co. PLC	492	21,584
Pfizer Inc.	20,683	733,833
PG&E Corp.(a)	3,997	38,211
Philip Morris International Inc.	5,843	414,970
Phillips 66	1,657	77,316
Pinnacle West Capital Corp.	408	33,281
Pinterest Inc., Class A(a)	1,511	89,073
Pioneer Natural Resources Co.	635	50,521
PNC Financial Services Group Inc. (The)	1,617	180,910
PPG Industries Inc.	889	115,321
PPL Corp.	2,698	74,195
Principal Financial Group Inc.	1,094	42,907
Procter & Gamble Co. (The)	9,185	1,259,263
Progressive Corp. (The)	2,198	201,996
Prologis Inc.	2,741	271,907
Prudential Financial Inc.	1,527	97,759
PTC Inc.(a)	422	35,397
Public Service Enterprise Group Inc.	1,905	110,776
Public Storage	588	134,693
PulteGroup Inc.	1,015	41,371
Qorvo Inc.(a)	412	52,472
QUALCOMM Inc.	4,298	530,201
Quest Diagnostics Inc.	519	63,391
Ralph Lauren Corp.	183	12,234
Raymond James Financial Inc.	462	35,315
Raytheon Technologies Corp.	5,712	310,276
Realty Income Corp.	1,190	68,853
Regency Centers Corp.	603	21,461
Regeneron Pharmaceuticals Inc.(a)	380	206,553
Regions Financial Corp.	3,665	48,744
Reinsurance Group of America Inc.	246	24,851
RenaissanceRe Holdings Ltd.	164	26,522
Republic Services Inc.	840	74,063
ResMed Inc.	548	105,183
RingCentral Inc., Class A(a)	271	70,010
Robert Half International Inc.	420	21,290
Rockwell Automation Inc.	427	101,250
Roku Inc.(a)	381	77,114
Rollins Inc.	610	35,288
Roper Technologies Inc.	396	147,051
Ross Stores Inc.	1,347	114,724
Royal Caribbean Cruises Ltd.	664	37,463

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
RPM International Inc.	489	$41,404
S&P Global Inc.	916	295,621
salesforce.com Inc.(a)	3,367	782,053
Sarepta Therapeutics Inc.(a)	278	37,783
SBA Communications Corp.	417	121,084
Schlumberger Ltd.	5,166	77,180
Seagate Technology PLC	924	44,186
Seagen Inc.(a)	462	77,062
Sealed Air Corp.	603	23,873
SEI Investments Co.	514	25,263
Sempra Energy	1,050	131,628
ServiceNow Inc.(a)	720	358,250
Sherwin-Williams Co. (The)	303	208,458
Signature Bank/New York NY	212	17,117
Simon Property Group Inc.	1,160	72,860
Sirius XM Holdings Inc.(c)	4,148	23,768
Skyworks Solutions Inc.	618	87,317
Slack Technologies Inc., Class A(a)(c)	1,434	36,682
Snap Inc., Class A, NVS(a)	3,338	131,484
Snap-on Inc.	174	27,410
Snowflake Inc., Class A(a)	108	27,002
Southern Co. (The)	3,894	223,710
Southwest Airlines Co.	576	22,769
Splunk Inc.(a)	576	114,071
Square Inc., Class A(a)	1,365	211,411
SS&C Technologies Holdings Inc.	852	50,455
Stanley Black & Decker Inc.	561	93,238
Starbucks Corp.	4,373	380,276
State Street Corp.	1,388	81,753
Steel Dynamics Inc.	897	28,238
Stryker Corp.	1,264	255,341
Sun Communities Inc.	336	46,244
Sunrun Inc.(a)	440	22,889
SVB Financial Group(a)	210	61,047
Synchrony Financial	2,218	55,494
Synopsys Inc.(a)	570	121,900
Sysco Corp.	1,836	101,549
T-Mobile U.S. Inc.(a)	2,149	235,466
T Rowe Price Group Inc.	887	112,347
Take-Two Interactive Software Inc.(a)	431	66,771
Target Corp.	1,892	288,000
TE Connectivity Ltd.	1,234	119,550
Teladoc Health Inc.(a)(c)	428	84,085
Teledyne Technologies Inc.(a)	137	42,354
Teleflex Inc.	170	54,099
Teradyne Inc.	641	56,312
Tesla Inc.(a)	2,755	1,069,050
Texas Instruments Inc.	3,490	504,619
Textron Inc.	882	31,576
Thermo Fisher Scientific Inc.	1,490	704,949
Tiffany & Co.	423	55,345
TJX Companies Inc. (The)	4,444	225,755
Tractor Supply Co.	415	55,282
Trade Desk Inc. (The), Class A(a)	142	80,436
Tradeweb Markets Inc., Class A	285	15,527
TransDigm Group Inc.	177	84,502
TransUnion	672	53,532
Travelers Companies Inc. (The)	975	117,692
Trimble Inc.(a)	966	46,494
Truist Financial Corp.	5,030	211,864

Security	Shares	Value

United States (continued)
Twilio Inc., Class A(a)	452	$126,094
Twitter Inc.(a)	2,950	122,012
Tyler Technologies Inc.(a)	146	56,119
Tyson Foods Inc., Class A	1,134	64,899
U.S. Bancorp	5,187	202,034
Uber Technologies Inc.(a)	3,429	114,563
UDR Inc.	1,165	36,395
UGI Corp.	687	22,218
Ulta Beauty Inc.(a)	212	43,835
Union Pacific Corp.	2,575	456,264
United Parcel Service Inc., Class B	2,605	409,272
United Rentals Inc.(a)(c)	282	50,278
UnitedHealth Group Inc.	3,542	1,080,806
Universal Health Services Inc., Class B	315	34,508
Vail Resorts Inc.	144	33,414
Valero Energy Corp.	1,542	59,537
Varian Medical Systems Inc.(a)	336	58,061
Veeva Systems Inc., Class A(a)	498	134,485
Ventas Inc.	1,361	53,719
VEREIT Inc.	4,062	25,184
VeriSign Inc.(a)	388	73,992
Verisk Analytics Inc.(c)	588	104,646
Verizon Communications Inc.	15,444	880,154
Vertex Pharmaceuticals Inc.(a)	961	200,234
VF Corp.	1,265	85,008
ViacomCBS Inc., Class B, NVS	2,211	63,168
VICI Properties Inc.	1,740	39,933
Visa Inc., Class A	6,375	1,158,401
Vistra Corp.	1,554	26,993
VMware Inc., Class A(a)	307	39,520
Vornado Realty Trust	630	19,360
Voya Financial Inc.	546	26,170
Vulcan Materials Co.	504	72,999
Walmart Inc.	5,279	732,461
Walgreens Boots Alliance Inc.	2,873	97,797
Walt Disney Co. (The)	6,747	818,074
Waste Management Inc.	1,585	171,037
Waters Corp.(a)	252	56,151
Wayfair Inc., Class A(a)	210	52,086
WEC Energy Group Inc.	1,190	119,654
Wells Fargo & Co.	14,644	314,114
Welltower Inc.	1,554	83,559
West Pharmaceutical Services Inc.	278	75,635
Western Digital Corp.	1,178	44,446
Western Union Co. (The)	1,456	28,305
Westinghouse Air Brake Technologies Corp.	707	41,925
Westrock Co.	953	35,785
Weyerhaeuser Co.	2,825	77,094
Whirlpool Corp.	254	46,980
Williams Companies Inc. (The)	4,478	85,933
Willis Towers Watson PLC	469	85,583
Workday Inc., Class A(a)	598	125,652
WP Carey Inc.	686	42,950
WR Berkley Corp.	519	31,202
WW Grainger Inc.	181	63,354
Wynn Resorts Ltd.	378	27,379
Xcel Energy Inc.	1,932	135,298
Xilinx Inc.	903	107,177
XPO Logistics Inc.(a)	348	31,320
Xylem Inc./NY	714	62,218

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Yum! Brands Inc.	1,160	$108,263
Zebra Technologies Corp., Class A(a)	210	59,564
Zillow Group Inc., Class C, NVS(a)	487	43,158
Zimmer Biomet Holdings Inc.	767	101,321
Zions Bancorp NA	714	23,041
Zoetis Inc.	1,778	281,902
Zoom Video Communications Inc., Class A(a)	596	274,702
Zscaler Inc.(a)	269	36,517

		108,070,867

Total Common Stocks — 99.3% (Cost: $151,475,821)		149,897,890

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	225	11,637
Fuchs Petrolub SE, Preference Shares, NVS	240	12,351
Henkel AG & Co. KGaA, Preference Shares, NVS	666	64,794
Porsche Automobil Holding SE, Preference Shares, NVS	588	31,507
Sartorius AG, Preference Shares, NVS	145	61,380
Volkswagen AG, Preference Shares, NVS	691	100,694

		282,363

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	21,618	7,864

Total Preferred Stocks — 0.2% (Cost: $391,543)		290,227

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)(c)	190	0	(f)

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, NVS (Expires 11/11/20)(a)	27,383	13,808

Total Rights — 0.0% (Cost: $54,477)		13,808

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(g)(h)(i)	1,205,334	$1,206,178
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	364,000	364,000

		1,570,178

Total Short-Term Investments — 1.0% (Cost: $1,568,653)		1,570,178

Total Investments in Securities — 100.5% (Cost: $153,490,494)		151,772,103

Other Assets, Less Liabilities — (0.5)%		(781,280)

Net Assets — 100.0%		$150,990,823

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than 1.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,273,194	$—		$(1,066,222	)(a)	$532	$(1,326)	$1,206,178	1,205,334	$2,408	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	304,000	60,000	(a)	—		—	—	364,000	364,000	89		—
BlackRock Inc.	327,756	—		—		—	13,794	341,550	570	2,069		—

						$532	$12,468	$1,911,728		$4,566		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Kokusai ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	7	12/18/20	$241	$(25,647)
S&P 500 E-Mini Index	3	12/18/20	490	(16,148)

				$(41,795)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$149,880,126	$—		$17,764	$149,897,890
Preferred Stocks	290,227	—		—	290,227
Rights	13,808	0	(a)	—	13,808
Money Market Funds	1,570,178	—		—	1,570,178

	$151,754,339	$0	(a)	$17,764	$151,772,103

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(41,795)	$—		$—	$(41,795)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares